Liabilities in Respect of IIA Grants (Schedule of israeli innovation authority grants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of israeli innovation authority grants [Abstract]
Balance as of January 1	$ 7,528	$ 6,935
Royalties	(342)	(235)
Amounts carried to Profit or Loss	919	828	$ (392)
Balance as of Decmber 31	8,105	7,528	$ 6,935
Current maturities	(220)	(261)
Long term liabilities in respect of IIA grants	$ 7,885	$ 7,267